Consolidated Statements of Comprehensive Income In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Income Statement [Abstract]
Net sales	$ 210,537	1,324,952	1,414,289	967,074
Costs and expenses:
Cost of products sold	(141,747)	(892,042)	(895,473)	(591,591)
Selling and administrative	(53,903)	(339,221)	(350,822)	(273,518)
Total costs and expenses	(195,650)	(1,231,263)	(1,246,295)	(865,109)
Non operating income
Other income, net	3,038	19,119	14,285	15,244
Interest income	185	1,163	1,282	1,187
Total non operating income	3,223	20,282	15,567	16,431
Non operating expenses:
Interest expense	(1,766)	(11,115)	(8,088)	(2,078)
Income before income taxes	16,344	102,856	175,473	116,318
Income taxes	(2,282)	(14,363)	(21,334)	(26,314)
Net income	14,062	88,493	154,139	90,004
Other comprehensive income (loss)
Foreign currency translation adjustment	(73)	(460)	(5,415)	(968)
Total comprehensive Income	$ 13,989	88,033	148,724	89,036
Earnings per share
-Basic	$ 0.87	5.47	9.54	5.57
-Diluted	$ 0.84	5.29	9.37	5.46
Weighted average number of shares
-Basic	16,170,107	16,170,107	16,163,696	16,159,893
-Diluted	16,717,277	16,717,277	16,456,611	16,457,462